Pioneer Balanced ESG Fund
Schedule of Investments  |  April 30, 2023

A: AOBLX	C: PCBCX	K: PCBKX	R: CBPRX	Y: AYBLX

Schedule of Investments  |  4/30/23
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 100.6%
	Senior Secured Floating Rate Loan Interests — 0.1% of Net Assets*(a)
	Chemicals-Diversified — 0.0%†
39,600	LSF11 A5 HoldCo LLC, Term Loan, 8.597% (Term SOFR + 350 bps), 10/15/28	$ 38,468
108,075	Mativ Holdings, Inc., Term B Loan, 8.813% (Term SOFR + 375 bps), 4/20/28	104,562
	Total Chemicals-Diversified	$143,030

	Finance-Leasing Company — 0.0%†
72,047	Avolon TLB Borrower 1 (US) LLC, Term B-4 Loan, 6.453% (LIBOR + 150 bps), 2/12/27	$ 70,944
	Total Finance-Leasing Company	$70,944

	Medical-Wholesale Drug Distribution — 0.0%†
63,267	Owens & Minor, Inc., Term B-1 Loan, 8.715% (Term SOFR + 375 bps), 3/29/29	$ 62,951
	Total Medical-Wholesale Drug Distribution	$62,951

	Metal Processors & Fabrication — 0.0%†
98,500	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.199% (Term SOFR + 400 bps), 10/12/28	$ 93,575
	Total Metal Processors & Fabrication	$93,575

	REITS-Storage — 0.1%
166,250	Iron Mountain Information Management LLC, Incremental Term B Loan , 6.775% (LIBOR + 175 bps), 1/2/26	$ 165,886
	Total REITS-Storage	$165,886

	Total Senior Secured Floating Rate Loan Interests (Cost $545,416)	$536,386

Shares
	Common Stocks — 61.2% of Net Assets
	Air Freight & Logistics — 0.4%
9,639	United Parcel Service, Inc., Class B	$ 1,733,189
	Total Air Freight & Logistics	$1,733,189

1Pioneer Balanced ESG Fund |  | 4/30/23

Shares		Value
	Automobiles — 1.1%
64,100	Honda Motor Co., Ltd. (A.D.R.)	$ 1,703,778
161,400	Subaru Corp.	2,600,264
	Total Automobiles	$4,304,042

	Banks — 2.1%
43,366	PNC Financial Services Group, Inc.	$ 5,648,422
79,246	Regions Financial Corp.	1,447,032
41,119	Truist Financial Corp.	1,339,657
	Total Banks	$8,435,111

	Beverages — 0.9%
19,873	PepsiCo., Inc.	$ 3,793,557
	Total Beverages	$3,793,557

	Biotechnology — 1.8%
32,135	AbbVie, Inc.	$ 4,856,241
12,425(b)	Alnylam Pharmaceuticals, Inc.	2,475,060
	Total Biotechnology	$7,331,301

	Building Products — 0.6%
41,754	Johnson Controls International Plc	$ 2,498,559
	Total Building Products	$2,498,559

	Capital Markets — 1.9%
33,616	Charles Schwab Corp.	$ 1,756,100
21,437	CME Group, Inc.	3,982,351
101,699	UBS Group AG	2,059,405
	Total Capital Markets	$7,797,856

	Chemicals — 0.5%
7,315	Air Products and Chemicals, Inc.	$ 2,153,243
	Total Chemicals	$2,153,243

	Communications Equipment — 2.7%
129,541	Cisco Systems, Inc.	$ 6,120,812
16,356	Motorola Solutions, Inc.	4,766,139
	Total Communications Equipment	$10,886,951

	Construction Materials — 0.9%
78,258	CRH Plc (A.D.R.)	$ 3,795,513
	Total Construction Materials	$3,795,513

	Electrical Equipment — 1.0%
24,162	Eaton Corp. Plc	$ 4,037,953
	Total Electrical Equipment	$4,037,953

Pioneer Balanced ESG Fund |  | 4/30/232

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Shares		Value
	Electronic Equipment, Instruments & Components — 0.6%
17,871	TE Connectivity, Ltd.	$ 2,186,874
	Total Electronic Equipment, Instruments & Components	$2,186,874

	Entertainment — 1.4%
54,883(b)	Walt Disney Co.	$ 5,625,508
	Total Entertainment	$5,625,508

	Financial Services — 1.7%
28,791	Visa, Inc., Class A	$ 6,700,529
	Total Financial Services	$6,700,529

	Food Products — 1.5%
55,538	Lamb Weston Holdings, Inc.	$ 6,209,704
	Total Food Products	$6,209,704

	Health Care Equipment & Supplies — 2.1%
9,530(b)	Intuitive Surgical, Inc.	$ 2,870,627
62,417	Medtronic Plc	5,676,826
	Total Health Care Equipment & Supplies	$8,547,453

	Health Care Providers & Services — 3.1%
65,319	Cardinal Health, Inc.	$ 5,362,690
15,412	Cigna Group	3,903,705
7,146	Elevance Health, Inc.	3,348,973
	Total Health Care Providers & Services	$12,615,368

	Hotels, Restaurants & Leisure — 2.1%
117,119	Cedar Fair LP	$ 5,120,443
5,249	Vail Resorts, Inc.	1,262,489
32,748	Wyndham Hotels & Resorts, Inc.	2,234,069
	Total Hotels, Restaurants & Leisure	$8,617,001

	Household Durables — 2.1%
46,371	PulteGroup, Inc.	$ 3,113,813
27,559	Sony Group Corp. (A.D.R.)	2,471,215
42,255	Toll Brothers, Inc.	2,700,517
	Total Household Durables	$8,285,545

	Household Products — 0.7%
36,610	Reckitt Benckiser Group Plc	$ 2,958,418
	Total Household Products	$2,958,418

3Pioneer Balanced ESG Fund |  | 4/30/23

Shares		Value
	Insurance — 1.4%
14,775	Chubb, Ltd.	$ 2,978,049
51,249	Sun Life Financial, Inc.	2,515,301
	Total Insurance	$5,493,350

	Interactive Media & Services — 4.0%
151,829(b)	Alphabet, Inc., Class A	$ 16,297,325
	Total Interactive Media & Services	$16,297,325

	Life Sciences Tools & Services — 0.4%
9,402(b)	IQVIA Holdings, Inc.	$ 1,769,738
	Total Life Sciences Tools & Services	$1,769,738

	Machinery — 0.8%
8,394	Deere & Co.	$ 3,173,100
	Total Machinery	$3,173,100

	Metals & Mining — 1.8%
9,813	Reliance Steel & Aluminum Co.	$ 2,431,661
106,116	Teck Resources, Ltd., Class B	4,945,006
	Total Metals & Mining	$7,376,667

	Oil, Gas & Consumable Fuels — 4.0%
29,080	Phillips 66	$ 2,878,920
16,622	Pioneer Natural Resources Co.	3,616,116
59,442	Shell Plc (A.D.R.)	3,684,215
62,846	Targa Resources Corp.	4,746,759
9,914	Valero Energy Corp.	1,136,838
	Total Oil, Gas & Consumable Fuels	$16,062,848

	Personal Care Products — 0.8%
13,114	Estee Lauder Cos., Inc., Class A	$ 3,235,486
	Total Personal Care Products	$3,235,486

	Pharmaceuticals — 2.2%
13,015	Eli Lilly & Co.	$ 5,152,118
20,210	Merck KGaA	3,619,891
	Total Pharmaceuticals	$8,772,009

	Professional Services — 0.7%
11,808	Automatic Data Processing, Inc.	$ 2,597,760
	Total Professional Services	$2,597,760

	Semiconductors & Semiconductor Equipment — 2.8%
58,554(b)	Advanced Micro Devices, Inc.	$ 5,232,971
Pioneer Balanced ESG Fund |  | 4/30/234

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Shares		Value
	Semiconductors & Semiconductor Equipment — (continued)
12,537	Analog Devices, Inc.	$ 2,255,156
7,001	Lam Research Corp.	3,669,084
	Total Semiconductors & Semiconductor Equipment	$11,157,211

	Software — 4.9%
9,432(b)	Adobe, Inc.	$ 3,561,146
42,698	Microsoft Corp.	13,119,388
31,135	Oracle Corp.	2,949,107
	Total Software	$19,629,641

	Specialized REITs — 1.1%
14,768	Crown Castle, Inc.	$ 1,817,793
1,963	Equinix, Inc.	1,421,369
60,978	Outfront Media, Inc.	1,015,894
	Total Specialized REITs	$4,255,056

	Specialty Retail — 2.1%
15,481	Home Depot, Inc.	$ 4,652,660
50,566	TJX Cos., Inc.	3,985,612
	Total Specialty Retail	$8,638,272

	Technology Hardware, Storage & Peripherals — 2.4%
335,956	Hewlett Packard Enterprise Co.	$ 4,810,890
104,992(b)	Pure Storage, Inc., Class A	2,396,967
1,957	Samsung Electronics Co., Ltd. (G.D.R.) (144A)	2,414,938
	Total Technology Hardware, Storage & Peripherals	$9,622,795

	Textiles, Apparel & Luxury Goods — 0.5%
51,142	Tapestry, Inc.	$ 2,087,105
	Total Textiles, Apparel & Luxury Goods	$2,087,105

	Trading Companies & Distributors — 2.1%
57,913(b)	AerCap Holdings NV	$ 3,263,977
37,356	Ferguson Plc	5,260,472
	Total Trading Companies & Distributors	$8,524,449

	Total Common Stocks (Cost $189,778,843)	$247,206,487

5Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — 2.0% of Net Assets
80,724	Accelerated LLC, Series 2021-1H, Class C, 2.35%, 10/20/40 (144A)	$ 72,290
300,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class D, 7.25%, 5/21/29 (144A)	299,132
300,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2021-FL3, Class C, 6.798% (1 Month USD LIBOR + 185 bps), 8/15/34 (144A)	274,772
365,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL1, Class C, 7.05% (SOFR30A + 230 bps), 1/15/37 (144A)	338,454
400,000(a)	Arbor Realty Commercial Real Estate Notes, Ltd., Series 2022-FL2, Class C, 8.34% (1 Month Term SOFR + 345 bps), 5/15/37 (144A)	388,252
250,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 9.06% (3 Month USD LIBOR + 380 bps), 1/15/33 (144A)	236,170
204,686	Blackbird Capital Aircraft, Series 2021-1A, Class A, 2.443%, 7/15/46 (144A)	179,510
160,000(a)	BSPRT Issuer, Ltd., Series 2022-FL8, Class C, 7.05% (SOFR30A + 230 bps), 2/15/37 (144A)	151,170
145,648	BXG Receivables Note Trust, Series 2018-A, Class C, 4.44%, 2/2/34 (144A)	135,676
250,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.186% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	226,908
135,943(c)	Cascade MH Asset Trust, Series 2019-MH1, Class A, 4.00%, 11/25/44 (144A)	128,046
150,000	Cascade MH Asset Trust, Series 2021-MH1, Class M1, 2.992%, 2/25/46 (144A)	114,219
200,000	Commercial Equipment Finance LLC, Series 2021-A, Class C, 3.55%, 12/15/28 (144A)	188,527
400,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class A, 6.19%, 10/15/30 (144A)	389,675
118,742	CoreVest American Finance Trust, Series 2020-3, Class A, 1.358%, 8/15/53 (144A)	107,697
500,000	Crossroads Asset Trust, Series 2021-A, Class D, 2.52%, 1/20/26 (144A)	476,638
100,000	DataBank Issuer, Series 2021-1A, Class B, 2.65%, 2/27/51 (144A)	88,817
193,500	Domino's Pizza Master Issuer LLC, Series 2019-1A, Class A2, 3.668%, 10/25/49 (144A)	172,550
30,000	Drive Auto Receivables Trust, Series 2020-2, Class D, 3.05%, 5/15/28	29,335
Pioneer Balanced ESG Fund |  | 4/30/236

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
400,000(c)	Finance of America HECM Buyout, Series 2022-HB1, Class M3, 5.084%, 2/25/32 (144A)	$ 354,686
44,322	Foundation Finance Trust, Series 2021-1A, Class A, 1.27%, 5/15/41 (144A)	39,436
380,000(a)	Gracie Point International Funding, Series 2022-2A, Class A, 7.38% (SOFR30A + 275 bps), 7/1/24 (144A)	380,262
125,000(a)	HGI CRE CLO, Ltd., Series 2021-FL2, Class C, 6.748% (1 Month USD LIBOR + 180 bps), 9/17/36 (144A)	116,682
197,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	159,053
119,897	Home Partners of America Trust, Series 2019-1, Class D, 3.406%, 9/17/39 (144A)	109,430
166,025	Home Partners of America Trust, Series 2019-2, Class E, 3.32%, 10/19/39 (144A)	141,503
450,000(a)	MF1, Ltd., Series 2021-FL7, Class D, 7.509% (1 Month USD LIBOR + 255 bps), 10/16/36 (144A)	408,862
38,446	Mosaic Solar Loan Trust, Series 2019-2A, Class A, 2.88%, 9/20/40 (144A)	34,651
97,486	Mosaic Solar Loan Trust, Series 2020-1A, Class A, 2.10%, 4/20/46 (144A)	85,618
150,000	Nelnet Student Loan Trust, Series 2021-A, Class B1, 2.85%, 4/20/62 (144A)	125,163
40,928	NMEF Funding LLC, Series 2019-A, Class C, 3.30%, 8/17/26 (144A)	40,885
100,000	NMEF Funding LLC, Series 2021-A, Class C, 2.58%, 12/15/27 (144A)	95,440
100,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	102,011
186,539	Oportun Funding XIV LLC, Series 2021-A, Class C, 3.44%, 3/8/28 (144A)	178,492
250,000(a)	Palmer Square Loan Funding, Ltd., Series 2020-1A, Class B, 6.815% (3 Month USD LIBOR + 190 bps), 2/20/28 (144A)	246,050
250,000	Republic Finance Issuance Trust, Series 2021-A, Class A, 2.30%, 12/22/31 (144A)	231,284
100,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.53%, 12/22/31 (144A)	85,184
250,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30 (144A)	223,859
80,014	SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37 (144A)	71,851
325,000(a)	STWD, Ltd., Series 2022-FL3, Class B, 6.70% (SOFR30A + 195 bps), 11/15/38 (144A)	309,010
7Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
100,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class D, 1.92%, 5/15/26 (144A)	$ 98,108
120,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	100,977
145,133	Welk Resorts LLC, Series 2019-AA, Class C, 3.34%, 6/15/38 (144A)	139,598
66,438	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	65,599
265,099	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	249,765
	Total Asset Backed Securities (Cost $8,818,404)	$8,191,297

	Collateralized Mortgage Obligations—3.4% of Net Assets
663,414(c)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A2, 2.50%, 6/25/51 (144A)	$ 545,088
114,158(a)	Bellemeade Re, Ltd., Series 2020-3A, Class M1C, 8.72% (1 Month USD LIBOR + 370 bps), 10/25/30 (144A)	115,555
57,237(a)	Bellemeade Re, Ltd., Series 2020-4A, Class M2B, 8.62% (1 Month USD LIBOR + 360 bps), 6/25/30 (144A)	57,643
425,000(c)	BINOM Securitization Trust, Series 2022-RPL1, Class M2, 3.00%, 2/25/61 (144A)	303,115
100,000(c)	Bunker Hill Loan Depositary Trust, Series 2020-1, Class A3, 3.253%, 2/25/55 (144A)	89,050
100,000(c)	Cascade Funding Mortgage Trust, Series 2021-HB6, Class M3, 3.735%, 6/25/36 (144A)	90,958
450,000(c)	CFMT LLC, Series 2021-HB5, Class M3, 2.91%, 2/25/31 (144A)	413,402
200,000(c)	CFMT LLC, Series 2021-HB7, Class M3, 3.849%, 10/27/31 (144A)	182,749
130,000(c)	CFMT LLC, Series 2022-HB9, Class M3, 3.25%, 9/25/37 (144A)	102,273
500,000(c)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class M3, 3.25%, 3/25/61 (144A)	417,530
672,039(c)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.989%, 5/25/51 (144A)	534,650
9,982(a)	Connecticut Avenue Securities Trust, Series 2019-R07, Class 1M2, 7.12% (1 Month USD LIBOR + 210 bps), 10/25/39 (144A)	9,982
39,455(a)	Connecticut Avenue Securities Trust, Series 2020-R02, Class 2M2, 7.02% (1 Month USD LIBOR + 200 bps), 1/25/40 (144A)	39,493
Pioneer Balanced ESG Fund |  | 4/30/238

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
150,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2M2, 7.815% (SOFR30A + 300 bps), 1/25/42 (144A)	$ 146,625
82,591(a)	Eagle Re, Ltd., Series 2018-1, Class M1, 6.72% (1 Month USD LIBOR + 170 bps), 11/25/28 (144A)	82,508
210,548(a)	Eagle Re, Ltd., Series 2019-1, Class M1B, 6.82% (1 Month USD LIBOR + 180 bps), 4/25/29 (144A)	210,206
10,541(a)	Federal Home Loan Mortgage Corp. REMICs, Series 1671, Class S, 5.598% (1 Month USD LIBOR + 65 bps), 2/15/24	10,520
238,246	Federal Home Loan Mortgage Corp. REMICs, Series 3816, Class HA, 3.50%, 11/15/25	233,151
13,514(a)	Federal Home Loan Mortgage Corp. REMICs, Series 3868, Class FA, 5.348% (1 Month USD LIBOR + 40 bps), 5/15/41	13,327
108,851(a)(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.602% (1 Month USD LIBOR + 655 bps), 8/15/42	13,956
87,253(d)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	15,907
115,723(d)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	22,088
15,005(a)	Federal National Mortgage Association REMICs, Series 2006-104, Class GF, 5.34% (1 Month USD LIBOR + 32 bps), 11/25/36	14,826
19,597(a)	Federal National Mortgage Association REMICs, Series 2006-23, Class FP, 5.32% (1 Month USD LIBOR + 30 bps), 4/25/36	19,309
7,797(a)	Federal National Mortgage Association REMICs, Series 2007-93, Class FD, 5.57% (1 Month USD LIBOR + 55 bps), 9/25/37	7,750
49,068(a)	Federal National Mortgage Association REMICs, Series 2011-63, Class FG, 5.47% (1 Month USD LIBOR + 45 bps), 7/25/41	48,463
75,716(d)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	15,172
144,235(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA3, Class B1, 10.12% (1 Month USD LIBOR + 510 bps), 6/25/50 (144A)	154,172
176,349(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA4, Class B1, 11.02% (1 Month USD LIBOR + 600 bps), 8/25/50 (144A)	192,632
9Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
56,373(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class M2, 7.615% (SOFR30A + 280 bps), 10/25/50 (144A)	$ 57,272
485,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class B1, 8.165% (SOFR30A + 335 bps), 9/25/41 (144A)	453,174
400,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA3, Class M2, 6.915% (SOFR30A + 210 bps), 9/25/41 (144A)	373,124
318,649(d)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	54,115
265,722(a)(d)	Government National Mortgage Association, Series 2020-9, Class SA, 0.000% (1 Month USD LIBOR + 335 bps), 1/20/50	6,735
160,000(c)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	115,448
54,691(c)	GS Mortgage-Backed Securities Trust, Series 2020-NQM1, Class A3, 2.352%, 9/27/60 (144A)	50,453
305,252(c)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class A4, 2.50%, 5/28/52 (144A)	241,268
68,968(a)	Home Re, Ltd., Series 2019-1, Class M1, 6.67% (1 Month USD LIBOR + 165 bps), 5/25/29 (144A)	68,943
1,819(a)	Home Re, Ltd., Series 2020-1, Class M1C, 9.17% (1 Month USD LIBOR + 415 bps), 10/25/30 (144A)	1,822
150,000(a)	Home Re, Ltd., Series 2020-1, Class M2, 10.27% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	152,492
100,000(c)	Homeward Opportunities Fund I Trust, Series 2020-2, Class A3, 3.196%, 5/25/65 (144A)	90,254
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B1, 3.295%, 9/25/56 (144A)	59,574
100,000(c)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class M1, 2.489%, 9/25/56 (144A)	61,247
371,143	IMS Ecuadorian Mortgage Trust, Series 2021-1, Class GA, 3.40%, 8/18/43 (144A)	345,163
125,879(c)	JP Morgan Mortgage Trust, Series 2021-13, Class B1, 3.143%, 4/25/52 (144A)	101,117
335,566(c)	JP Morgan Mortgage Trust, Series 2021-7, Class A3, 2.50%, 11/25/51 (144A)	276,554
286,601(c)	JP Morgan Mortgage Trust, Series 2021-7, Class B2, 2.80%, 11/25/51 (144A)	207,873
124,034(c)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B1, 2.983%, 10/25/51 (144A)	98,840
Pioneer Balanced ESG Fund |  | 4/30/2310

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
800,000(c)	JP Morgan Mortgage Trust, Series 2022-2, Class A5A, 2.50%, 8/25/52 (144A)	$ 547,004
210,000(c)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	151,292
674,538(c)	JP Morgan Mortgage Trust, Series 2022-8, Class B2, 4.675%, 1/25/53 (144A)	546,953
250,000(c)	JP Morgan Mortgage Trust, Series 2022-LTV1, Class M1, 3.525%, 7/25/52 (144A)	158,203
347,603(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A15, 2.50%, 8/25/51 (144A)	274,743
300,000(c)	Mello Mortgage Capital Acceptance, Series 2021-INV2, Class A5, 2.50%, 8/25/51 (144A)	205,530
52,928(c)	MFA Trust, Series 2020-NQM1, Class A3, 2.30%, 8/25/49 (144A)	48,491
300,000(c)	Mill City Mortgage Loan Trust, Series 2019-GS2, Class M3, 3.25%, 8/25/59 (144A)	245,175
37,673(c)	New Residential Mortgage Loan Trust, Series 2019-NQM4, Class A1, 2.492%, 9/25/59 (144A)	34,583
133,051(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.27% (1 Month USD LIBOR + 525 bps), 10/25/30 (144A)	135,506
569,244(c)	PRMI Securitization Trust, Series 2021-1, Class B1, 2.479%, 4/25/51 (144A)	413,445
277,802(c)	Provident Funding Mortgage Trust, Series 2021-2, Class A9, 2.25%, 4/25/51 (144A)	218,878
191,559(a)	Radnor Re, Ltd., Series 2019-1, Class M1B, 6.97% (1 Month USD LIBOR + 195 bps), 2/25/29 (144A)	191,488
360,000(a)	Radnor Re, Ltd., Series 2020-1, Class M1C, 6.77% (1 Month USD LIBOR + 175 bps), 1/25/30 (144A)	356,580
323,897(c)	RCKT Mortgage Trust, Series 2021-3, Class A25, 2.50%, 7/25/51 (144A)	255,511
279,594(c)	RCKT Mortgage Trust, Series 2021-4, Class B1A, 3.009%, 9/25/51 (144A)	223,266
385,000(c)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	276,427
39,726(c)	RMF Proprietary Issuance Trust, Series 2019-1, Class A, 2.75%, 10/25/63 (144A)	32,661
329,946(c)	RMF Proprietary Issuance Trust, Series 2021-2, Class A, 2.125%, 9/25/61 (144A)	221,482
546,722(c)	Sequoia Mortgage Trust, Series 2021-4, Class A1, 2.50%, 6/25/51 (144A)	450,576
150,000(c)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	102,085
11Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
331,596(a)	STACR Trust, Series 2018-HRP2, Class M3, 7.42% (1 Month USD LIBOR + 240 bps), 2/25/47 (144A)	$ 331,161
400,000(c)	UWM Mortgage Trust, Series 2021-INV1, Class A5, 2.50%, 8/25/51 (144A)	270,782
675,000(c)	UWM Mortgage Trust, Series 2021-INV2, Class A5, 2.50%, 9/25/51 (144A)	456,976
77,330(c)	Visio Trust, Series 2019-2, Class A1, 2.722%, 11/25/54 (144A)	72,880
373,942(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2020-5, Class B2, 2.917%, 9/25/50 (144A)	296,638
100,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	72,186
335,000(c)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	229,675
	Total Collateralized Mortgage Obligations (Cost $15,681,832)	$13,737,745

	Commercial Mortgage-Backed Securities—1.8% of Net Assets
200,000(a)	Arbor Realty Collateralized Loan Obligation, Ltd., Series 2020-FL1, Class C, 7.168% (1 Month Term SOFR + 228 bps), 2/15/35 (144A)	$ 194,076
250,000(a)	Beast Mortgage Trust, Series 2021-1818, Class A, 5.998% (1 Month USD LIBOR + 105 bps), 3/15/36 (144A)	231,168
300,000	Benchmark Mortgage Trust, Series 2018-B8, Class A4, 3.963%, 1/15/52	285,899
200,000(c)	Benchmark Mortgage Trust, Series 2022-B34, Class AM, 3.96%, 4/15/55	174,153
198,501(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class D, 6.998% (1 Month USD LIBOR + 205 bps), 6/15/34 (144A)	185,459
248,126(a)	CHC Commercial Mortgage Trust, Series 2019-CHC, Class E, 7.298% (1 Month USD LIBOR + 235 bps), 6/15/34 (144A)	223,834
207,730	Citigroup Commercial Mortgage Trust, Series 2018-C5, Class A3, 3.963%, 6/10/51	196,842
8,470,802(c)(d)	COMM Mortgage Trust, Series 2014-CR18, Class XA, 1.078%, 7/15/47	62,592
960	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C2, Class AMFX, 4.877%, 4/15/37	944
250,000(c)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class AS, 4.174%, 11/15/48	237,874
Pioneer Balanced ESG Fund |  | 4/30/2312

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
14,470(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M1, 6.56% (SOFR30A + 200 bps), 1/25/51 (144A)	$ 13,677
550,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 8.815% (SOFR30A + 400 bps), 11/25/51 (144A)	482,415
300,000	Freddie Mac Multifamily Structured Pass Through Certificates, Series K729, Class A2, 3.136%, 10/25/24	292,668
100,000(c)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.215%, 7/25/27 (144A)	93,201
109,745(a)	FREMF Mortgage Trust, Series 2019-KF64, Class B, 7.158% (1 Month USD LIBOR + 230 bps), 6/25/26 (144A)	107,037
251,496(a)	FREMF Mortgage Trust, Series 2019-KF66, Class B, 7.258% (1 Month USD LIBOR + 240 bps), 7/25/29 (144A)	241,210
250,000(c)	FREMF Trust, Series 2018-KW04, Class B, 4.06%, 9/25/28 (144A)	213,894
833,765(c)(d)	Government National Mortgage Association, Series 2017-21, Class IO, 0.633%, 10/16/58	28,569
400,000(a)	GS Mortgage Securities Corportation Trust, Series 2021-IP, Class D, 7.048% (1 Month USD LIBOR + 210 bps), 10/15/36 (144A)	366,871
375,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (144A)	337,500
250,000	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class A4, 4.211%, 6/15/51	239,383
2,450,000(c)(d)	JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XB, 0.228%, 6/15/51	14,200
250,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	229,502
398,815(a)	Med Trust, Series 2021-MDLN, Class E, 8.098% (1 Month USD LIBOR + 315 bps), 11/15/38 (144A)	376,818
250,000(a)	MF1 Multifamily Housing Mortgage Loan Trust, Series 2021-FL5, Class D, 7.504% (1 Month Term SOFR + 261 bps), 7/15/36 (144A)	233,838
300,000(c)	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.419%, 7/11/40 (144A)	249,061
50,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	30,000
13Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
500,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 7.97% (1 Month USD LIBOR + 295 bps), 11/25/36 (144A)	$ 464,779
475,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	343,198
125,000(c)	Soho Trust, Series 2021-SOHO, Class A, 2.786%, 8/10/38 (144A)	92,260
325,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 7.822% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	310,954
357,835(a)	TTAN, Series 2021-MHC, Class B, 6.048% (1 Month USD LIBOR + 110 bps), 3/15/38 (144A)	345,274
250,000(c)	UBS Commercial Mortgage Trust, Series 2018-C9, Class C, 5.113%, 3/15/51	217,476
1,014,339(c)(d)	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class XA, 1.026%, 9/15/57	17,078
2,327,481(c)(d)	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class XA, 1.749%, 10/15/49	97,517
	Total Commercial Mortgage-Backed Securities (Cost $8,227,495)	$7,231,221

	Convertible Corporate Bonds — 1.6% of Net Assets
	REITs — 1.6%
4,484,000	PennyMac Corp., 5.50%, 3/15/26	$ 3,930,821
3,227,000	Redwood Trust, Inc., 7.75%, 6/15/27 (144A)	2,666,309
	Total REITs	$6,597,130

	Total Convertible Corporate Bonds (Cost $6,996,828)	$6,597,130

	Corporate Bonds — 11.2% of Net Assets
	Aerospace & Defense — 0.1%
355,000	Raytheon Technologies Corp., 3.20%, 3/15/24	$ 349,211
	Total Aerospace & Defense	$349,211

	Airlines — 0.0%†
122,366	Air Canada 2017-1 Class AA Pass Through Trust, 3.30%, 1/15/30 (144A)	$ 109,133
60,000	Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28 (144A)	58,266
	Total Airlines	$167,399

Pioneer Balanced ESG Fund |  | 4/30/2314

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Auto Manufacturers — 0.2%
165,000	General Motors Financial Co., Inc., 3.10%, 1/12/32	$ 134,780
410,000(a)	General Motors Financial Co., Inc., 5.552% (SOFR + 76 bps), 3/8/24	408,158
285,000	Hyundai Capital America, 5.80%, 4/1/30 (144A)	292,531
	Total Auto Manufacturers	$835,469

	Banks — 4.3%
400,000(c)	ABN AMRO Bank NV, 2.47% (1 Year CMT Index + 110 bps), 12/13/29 (144A)	$ 341,516
200,000	ABN AMRO Bank NV, 4.80%, 4/18/26 (144A)	194,310
200,000(c)	AIB Group Plc, 4.263% (3 Month USD LIBOR + 187 bps), 4/10/25 (144A)	196,338
200,000	Banco Santander Chile, 2.70%, 1/10/25 (144A)	191,989
200,000(c)	Banco Santander SA, 1.722% (1 Year CMT Index + 90 bps), 9/14/27	175,946
600,000(c)	Banco Santander SA, 3.225% (1 Year CMT Index + 160 bps), 11/22/32	479,387
335,000(c)	Bank of America Corp., 2.572% (SOFR + 121 bps), 10/20/32	275,088
217,000(c)	Bank of America Corp., 4.083% (3 Month USD LIBOR + 315 bps), 3/20/51	182,012
150,000(c)	Bank of New York Mellon Corp., 5.834% (SOFR + 207 bps), 10/25/33	160,515
565,000(c)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	500,870
445,000(c)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	437,874
2,235,000(c)(e)	Barclays Plc, 8.00% (5 Year CMT Index + 543 bps)	1,957,636
225,000(c)	BNP Paribas SA, 2.159% (SOFR + 122 bps), 9/15/29 (144A)	191,171
350,000(c)	BPCE SA, 3.116% (SOFR + 173 bps), 10/19/32 (144A)	271,743
250,000(c)	BPCE SA, 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	199,183
200,000(c)	CaixaBank SA, 6.208% (SOFR + 270 bps), 1/18/29 (144A)	202,395
220,000(c)	Citigroup, Inc., 2.52% (SOFR + 118 bps), 11/3/32	180,085
205,000(c)	Citigroup, Inc., 4.91% (SOFR + 209 bps), 5/24/33	200,271
375,000(c)	Comerica Bank, 5.332% (SOFR + 261 bps), 8/25/33	315,633
210,000(c)	Goldman Sachs Group, Inc., 2.65% (SOFR + 126 bps), 10/21/32	174,749
195,000(c)	Goldman Sachs Group, Inc., 3.272% (3 Month Term SOFR + 120 bps), 9/29/25	188,670
15Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Banks — (continued)
140,000(c)	Goldman Sachs Group, Inc., 4.223% (3 Month Term SOFR + 130 bps), 5/1/29	$ 134,502
305,000(c)	HSBC Holdings Plc, 2.206% (SOFR + 129 bps), 8/17/29	258,764
335,000(c)	HSBC Holdings Plc, 2.871% (SOFR + 141 bps), 11/22/32	274,078
200,000(c)	HSBC Holdings Plc, 6.161% (SOFR + 197 bps), 3/9/29	205,690
200,000(c)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	184,863
585,000(c)(e)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	369,603
570,000(c)	Intesa Sanpaolo S.p.A., 4.95% (1 Year CMT Index + 275 bps), 6/1/42 (144A)	376,921
275,000(c)	JPMorgan Chase & Co., 2.545% (SOFR + 118 bps), 11/8/32	228,893
90,000(c)	JPMorgan Chase & Co., 4.586% (SOFR + 180 bps), 4/26/33	87,572
285,000(c)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	276,292
260,000(c)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	288,928
205,000(c)(e)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	187,473
300,000(c)	Macquarie Group, Ltd., 2.691% (SOFR + 144 bps), 6/23/32 (144A)	242,167
175,000(c)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	142,243
200,000(c)	Mitsubishi UFJ Financial Group, Inc., 2.494% (1 Year CMT Index + 97 bps), 10/13/32	163,107
200,000(c)	Mizuho Financial Group, Inc., 5.669% (1 Year CMT Index + 240 bps), 9/13/33	204,593
290,000(c)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	276,265
65,000(c)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	65,345
250,000	National Australia Bank, Ltd., 6.429%, 1/12/33 (144A)	258,786
585,000(c)(e)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	439,763
115,000(c)	PNC Financial Services Group, Inc., 5.068% (SOFR + 193 bps), 1/24/34	113,210
195,000(c)	Santander Holdings USA, Inc., 2.49% (SOFR + 125 bps), 1/6/28	171,011
200,000(c)	Societe Generale SA, 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	133,471
200,000(c)(e)	Societe Generale SA, 5.375% (5 Year CMT Index + 451 bps) (144A)	140,000
Pioneer Balanced ESG Fund |  | 4/30/2316

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
245,000(c)	Societe Generale SA, 6.221% (1 Year CMT Index + 320 bps), 6/15/33 (144A)	$ 230,937
530,000(c)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	433,490
70,000(c)	State Street Corp., 4.421% (SOFR + 161 bps), 5/13/33	67,919
280,000	Toronto-Dominion Bank, 4.456%, 6/8/32	270,116
250,000	Truist Bank, 2.25%, 3/11/30	205,068
325,000(c)	Truist Financial Corp., 4.916% (SOFR + 224 bps), 7/28/33	304,281
385,000(c)	UBS Group AG, 2.746% (1 Year CMT Index + 110 bps), 2/11/33 (144A)	306,030
2,500,000(c)(e)	UBS Group AG, 4.875% (5 Year CMT Index + 340 bps) (144A)	1,943,750
200,000(c)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	188,771
350,000(c)	UniCredit S.p.A., 2.569% (1 Year CMT Index + 230 bps), 9/22/26 (144A)	318,475
230,000(c)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	195,968
200,000(c)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	191,356
530,000(c)	US Bancorp, 2.491% (5 Year CMT Index + 95 bps), 11/3/36	405,555
	Total Banks	$17,302,637

	Biotechnology — 0.1%
165,000	Amgen, Inc., 5.25%, 3/2/33	$ 169,768
	Total Biotechnology	$169,768

	Building Materials — 0.1%
116,000	Carrier Global Corp., 2.70%, 2/15/31	$ 99,650
140,000	Fortune Brands Innovations, Inc., 4.50%, 3/25/52	108,269
	Total Building Materials	$207,919

	Chemicals — 0.3%
236,000	Albemarle Corp., 5.05%, 6/1/32	$ 227,592
329,000	Albemarle Corp., 5.65%, 6/1/52	307,929
205,000	Celanese US Holdings LLC, 6.379%, 7/15/32	207,894
385,000	OCI NV, 6.70%, 3/16/33 (144A)	380,835
	Total Chemicals	$1,124,250

	Commercial Services — 0.2%
35,000	Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.625%, 7/15/26 (144A)	$ 33,738
17Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Commercial Services — (continued)
200,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	$ 197,546
90,000	CoreLogic, Inc., 4.50%, 5/1/28 (144A)	73,575
110,000	Element Fleet Management Corp., 1.60%, 4/6/24 (144A)	105,519
195,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	179,123
115,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28 (144A)	107,702
	Total Commercial Services	$697,203

	Diversified Financial Services — 0.8%
205,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 167,910
595,000	Air Lease Corp., 2.875%, 1/15/32	487,890
410,000	Ally Financial, Inc., 4.75%, 6/9/27	388,019
245,000	Ameriprise Financial, Inc., 5.15%, 5/15/33	246,888
18,000	Avolon Holdings Funding, Ltd., 3.95%, 7/1/24 (144A)	17,479
200,000	B3 SA - Brasil Bolsa Balcao, 4.125%, 9/20/31 (144A)	167,080
206,000	Bread Financial Holdings, Inc., 7.00%, 1/15/26 (144A)	173,602
150,000	Capital One Financial Corp., 3.75%, 4/24/24	146,781
110,000	Capital One Financial Corp., 4.25%, 4/30/25	106,628
35,000(c)	Capital One Financial Corp., 5.247% (SOFR + 260 bps), 7/26/30	33,730
80,000(c)	Capital One Financial Corp., 5.268% (SOFR + 237 bps), 5/10/33	76,310
95,000(c)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	92,565
445,000	Nomura Holdings, Inc., 2.999%, 1/22/32	362,624
225,000	Nomura Holdings, Inc., 5.605%, 7/6/29	223,937
120,000	OneMain Finance Corp., 3.50%, 1/15/27	102,494
305,000	OneMain Finance Corp., 4.00%, 9/15/30	230,331
143,000	Raymond James Financial, Inc., 3.75%, 4/1/51	106,791
163,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	140,588
	Total Diversified Financial Services	$3,271,647

	Electric — 0.5%
195,000(c)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 157,707
125,000	American Electric Power Co., Inc., 4.30%, 12/1/28	123,071
220,000	Consolidated Edison Co. of New York, Inc., 4.625%, 12/1/54	198,639
76,000(f)	Dominion Energy, Inc., 3.071%, 8/15/24	73,898
250,000	Duke Energy Carolinas LLC, 3.95%, 3/15/48	208,981
Pioneer Balanced ESG Fund |  | 4/30/2318

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
75,000	Entergy Louisiana LLC, 4.75%, 9/15/52	$ 71,237
121,000	New York State Electric & Gas Corp., 3.30%, 9/15/49 (144A)	87,040
185,000	NextEra Energy Capital Holdings, Inc., 6.051%, 3/1/25	188,076
75,000	Niagara Mohawk Power Corp., 5.783%, 9/16/52 (144A)	78,212
205,000	Puget Energy, Inc., 2.379%, 6/15/28	182,321
145,000	Puget Energy, Inc., 4.10%, 6/15/30	135,871
120,000	Puget Energy, Inc., 4.224%, 3/15/32	111,668
200,000	Virginia Electric and Power Co., 4.45%, 2/15/44	178,600
	Total Electric	$1,795,321

	Energy-Alternate Sources — 0.0%†
36,410	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 34,214
	Total Energy-Alternate Sources	$34,214

	Food — 0.1%
200,000	Minerva Luxembourg SA, 4.375%, 3/18/31 (144A)	$ 157,236
215,000	Smithfield Foods, Inc., 2.625%, 9/13/31 (144A)	162,804
155,000	Smithfield Foods, Inc., 3.00%, 10/15/30 (144A)	123,512
4,000	Smithfield Foods, Inc., 5.20%, 4/1/29 (144A)	3,715
	Total Food	$447,267

	Gas — 0.2%
325,000	Boston Gas Co., 3.15%, 8/1/27 (144A)	$ 300,128
375,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	388,831
	Total Gas	$688,959

	Hand & Machine Tools — 0.0%†
125,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	$ 127,351
	Total Hand & Machine Tools	$127,351

	Healthcare-Products — 0.1%
48,000	Edwards Lifesciences Corp., 4.30%, 6/15/28	$ 48,014
244,000	Smith & Nephew Plc, 2.032%, 10/14/30	198,942
	Total Healthcare-Products	$246,956

	Healthcare-Services — 0.1%
135,000	Elevance Health, Inc., 4.55%, 5/15/52	$ 122,496
65,000	Elevance Health, Inc., 6.10%, 10/15/52	72,501
400,000	Fresenius Medical Care US Finance III, Inc., 2.375%, 2/16/31 (144A)	308,478
	Total Healthcare-Services	$503,475

19Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Insurance — 0.9%
185,000	Brown & Brown, Inc., 4.20%, 3/17/32	$ 170,092
435,000	CNO Global Funding, 2.65%, 1/6/29 (144A)	380,863
50,000(c)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	46,446
385,000(c)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	305,316
875,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	1,010,685
160,000	Metropolitan Life Global Funding I, 5.15%, 3/28/33 (144A)	162,449
250,000	Nationwide Financial Services, Inc., 5.30%, 11/18/44 (144A)	228,325
402,000	Nationwide Mutual Insurance Co., 4.35%, 4/30/50 (144A)	313,138
270,000(c)	Nippon Life Insurance Co., 2.75% (5 Year CMT Index + 265 bps), 1/21/51 (144A)	223,369
200,000(c)	Nippon Life Insurance Co., 2.90% (5 Year CMT Index + 260 bps), 9/16/51 (144A)	164,500
79,000	Primerica, Inc., 2.80%, 11/19/31	66,659
305,000	Prudential Financial, Inc., 3.00%, 3/10/40	232,568
163,000	Prudential Financial, Inc., 3.878%, 3/27/28	159,076
110,000	Teachers Insurance & Annuity Association of America, 4.27%, 5/15/47 (144A)	93,168
110,000	Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44 (144A)	102,448
20,000	Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)	22,704
40,000	Willis North America, Inc., 2.95%, 9/15/29	35,411
	Total Insurance	$3,717,217

	Iron & Steel — 0.0%†
67,000	Commercial Metals Co., 4.375%, 3/15/32	$ 57,952
11,000	Mineral Resources, Ltd., 8.00%, 11/1/27 (144A)	11,202
	Total Iron & Steel	$69,154

	Lodging — 0.1%
405,000	Marriott International, Inc., 4.90%, 4/15/29	$ 402,632
	Total Lodging	$402,632

	Machinery-Diversified — 0.2%
500,000	CNH Industrial Capital LLC, 1.875%, 1/15/26	$ 463,741
180,000	CNH Industrial Capital LLC, 1.95%, 7/2/23	178,997
	Total Machinery-Diversified	$642,738

Pioneer Balanced ESG Fund |  | 4/30/2320

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Media — 0.1%
125,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 99,502
70,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	68,597
215,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.40%, 4/1/33	190,397
	Total Media	$358,496

	Mining — 0.2%
290,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 255,911
250,000	Corp. Nacional del Cobre de Chile, 5.625%, 10/18/43 (144A)	248,675
275,000	Rio Tinto Finance USA Plc, 5.125%, 3/9/53	283,342
	Total Mining	$787,928

	Miscellaneous Manufacturing — 0.0%†
115,000	Eaton Corp., 4.70%, 8/23/52	$ 110,717
	Total Miscellaneous Manufacturing	$110,717

	Multi-National — 0.1%
370,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 302,216
	Total Multi-National	$302,216

	Oil & Gas — 0.3%
600,000	Aker BP ASA, 3.10%, 7/15/31 (144A)	$ 511,185
400,000	Phillips 66 Co., 3.75%, 3/1/28 (144A)	382,582
250,000	Sinopec Group Overseas Development 2014, Ltd., 4.375%, 4/10/24 (144A)	248,915
162,000	Valero Energy Corp., 6.625%, 6/15/37	177,762
	Total Oil & Gas	$1,320,444

	Pharmaceuticals — 0.2%
618,000	AbbVie, Inc., 3.20%, 11/21/29	$ 571,080
117,000	AbbVie, Inc., 4.05%, 11/21/39	103,495
250,000	CVS Health Corp., 5.25%, 2/21/33	255,351
	Total Pharmaceuticals	$929,926

	Pipelines — 0.4%
125,000	Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., 7.375%, 2/1/31 (144A)	$ 125,000
555,000	Kinder Morgan, Inc., 5.45%, 8/1/52	512,138
280,000	MPLX LP, 4.25%, 12/1/27	273,764
260,000	MPLX LP, 4.95%, 3/14/52	225,067
180,000	NGPL PipeCo LLC, 3.25%, 7/15/31 (144A)	152,995
21Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Pipelines — (continued)
205,000	Williams Cos., Inc., 5.75%, 6/24/44	$ 203,134
242,000	Williams Cos., Inc., 7.75%, 6/15/31	273,251
	Total Pipelines	$1,765,349

	REITs — 0.4%
489,000	HAT Holdings I LLC/HAT Holdings II LLC , 3.375%, 6/15/26 (144A)	$ 434,040
490,000	Simon Property Group LP , 5.50%, 3/8/33	498,760
480,000	Sun Communities Operating LP , 5.70%, 1/15/33	480,635
205,000	UDR, Inc., 1.90%, 3/15/33	153,494
140,000	UDR, Inc., 4.40%, 1/26/29	135,045
	Total REITs	$1,701,974

	Retail — 0.4%
240,000	7-Eleven, Inc., 2.80%, 2/10/51 (144A)	$ 155,795
50,000	AutoNation, Inc., 1.95%, 8/1/28	41,617
50,000	AutoNation, Inc., 2.40%, 8/1/31	38,604
140,000	AutoNation, Inc., 3.85%, 3/1/32	118,358
250,000	AutoNation, Inc., 4.75%, 6/1/30	235,035
565,000	Best Buy Co., Inc., 1.95%, 10/1/30	463,449
335,000	Dollar Tree, Inc., 2.65%, 12/1/31	282,736
280,000	Lowe's Cos., Inc., 3.75%, 4/1/32	259,783
	Total Retail	$1,595,377

	Semiconductors — 0.2%
391,000	Broadcom, Inc., 3.187%, 11/15/36 (144A)	$ 297,553
125,000	Broadcom, Inc., 4.15%, 4/15/32 (144A)	114,180
60,000	Broadcom, Inc., 4.30%, 11/15/32	55,014
135,000	Micron Technology, Inc., 5.875%, 2/9/33	136,114
269,000	Skyworks Solutions, Inc., 3.00%, 6/1/31	224,688
	Total Semiconductors	$827,549

	Software — 0.1%
379,000	Autodesk, Inc., 2.40%, 12/15/31	$ 317,866
175,000	Infor, Inc., 1.75%, 7/15/25 (144A)	160,258
	Total Software	$478,124

	Telecommunications — 0.3%
448,000	Level 3 Financing, Inc., 3.75%, 7/15/29 (144A)	$ 252,125
96,000	Level 3 Financing, Inc., 4.625%, 9/15/27 (144A)	59,292
215,000	Motorola Solutions, Inc., 2.30%, 11/15/30	176,265
230,000	Motorola Solutions, Inc., 5.60%, 6/1/32	233,587
Pioneer Balanced ESG Fund |  | 4/30/2322

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	Telecommunications — (continued)
350,000	T-Mobile USA, Inc., 2.55%, 2/15/31	$ 297,754
230,000	Verizon Communications, Inc., 3.55%, 3/22/51	174,463
	Total Telecommunications	$1,193,486

	Transportation — 0.1%
250,000	FedEx Corp., 4.55%, 4/1/46	$ 218,543
370,000	Union Pacific Corp., 3.375%, 2/1/35	326,356
	Total Transportation	$544,899

	Trucking & Leasing — 0.1%
98,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.40%, 7/1/27 (144A)	$ 94,612
255,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 5.55%, 5/1/28 (144A)	256,698
	Total Trucking & Leasing	$351,310

	Total Corporate Bonds (Cost $50,471,456)	$45,068,582

Shares
	Convertible Preferred Stock — 0.2% of Net Assets
	Banks — 0.2%
577(e)	Wells Fargo & Co., 7.50%	$ 673,953
	Total Banks	$673,953

	Total Convertible Preferred Stock (Cost $824,732)	$673,953

Principal Amount USD ($)
	Municipal Bonds — 0.1% of Net Assets(g)
	California — 0.1%
200,000(h)	University of California, Taxable, Series AG, 4.062%, 5/15/33	$ 199,962
	Total California	$199,962

	Massachusetts — 0.0%†
100,000	Massachusetts Development Finance Agency, Federally Taxable, Series B, 4.844%, 9/1/43	$ 97,480
	Total Massachusetts	$97,480

23Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	Missouri — 0.0%†
100,000	Health & Educational Facilities Authority of the State of Missouri, Washington University, Series A, 3.685%, 2/15/47	$ 83,088
	Total Missouri	$83,088

	Texas — 0.0%†
100,000(i)	Central Texas Regional Mobility Authority, 1/1/25	$ 93,981
	Total Texas	$93,981

	Total Municipal Bonds (Cost $491,324)	$474,511

Shares
	Preferred Stock — 0.5% of Net Assets
	Automobiles — 0.5%
15,107(b)	Porsche AG	$ 1,887,702
	Total Automobiles	$1,887,702

	Total Preferred Stock (Cost $1,237,221)	$1,887,702

Principal Amount USD ($)
	Insurance-Linked Securities — 0.1% of Net Assets#
	Event Linked Bonds — 0.1%
	Multiperil – U.S. — 0.1%
250,000(a)	Easton Re Pte, 9.56%, (3 Month U.S. Treasury Bill + 453 bps), 1/8/24 (144A)	$ 243,700
	Windstorm – U.S. — 0.0%†
250,000(a)	Bonanza Re, 9.90%, (3 Month U.S. Treasury Bill + 487 bps), 12/23/24 (144A)	$ 212,875
	Total Event Linked Bonds	$456,575

Pioneer Balanced ESG Fund |  | 4/30/2324

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Face Amount USD ($)		Value
	Reinsurance Sidecars — 0.0%†
	Multiperil – Worldwide — 0.0%†
100,000(j)+	Sector Re V, 3/1/24 (144A)	$ 49,032
	Total Reinsurance Sidecars	$49,032

	Total Insurance-Linked Securities (Cost $568,252)	$505,607

Principal Amount USD ($)
	Foreign Government Bond — 0.1% of Net Assets
	Philippines — 0.1%
200,000	Philippine Government International Bond, 5.000%, 1/13/37	$ 203,896
	Total Philippines	$203,896

	Total Foreign Government Bond (Cost $260,250)	$203,896

	U.S. Government and Agency Obligations — 14.6% of Net Assets
365,495	Federal Home Loan Mortgage Corp., 1.500%, 12/1/41	$ 301,085
93,521	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	77,040
92,156	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	75,915
461,112	Federal Home Loan Mortgage Corp., 1.500%, 1/1/42	379,849
184,359	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	151,869
277,040	Federal Home Loan Mortgage Corp., 1.500%, 2/1/42	228,216
96,210	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	80,167
752,294	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	652,053
188,137	Federal Home Loan Mortgage Corp., 2.500%, 4/1/52	163,002
286,593	Federal Home Loan Mortgage Corp., 2.500%, 8/1/52	248,267
290,043	Federal Home Loan Mortgage Corp., 2.500%, 9/1/52	251,241
98,677	Federal Home Loan Mortgage Corp., 2.500%, 9/1/52	85,476
76,735	Federal Home Loan Mortgage Corp., 3.000%, 6/1/46	70,636
19,021	Federal Home Loan Mortgage Corp., 3.000%, 12/1/46	17,472
7,880	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	7,256
89,423	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	84,741
83,640	Federal Home Loan Mortgage Corp., 3.500%, 8/1/46	79,054
8,738	Federal Home Loan Mortgage Corp., 3.500%, 6/1/47	8,254
90,250	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	84,400
268,555	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	251,652
92,196	Federal Home Loan Mortgage Corp., 4.000%, 11/1/37	90,579
25Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
111,213	Federal Home Loan Mortgage Corp., 4.000%, 2/1/40	$ 108,909
135,139	Federal Home Loan Mortgage Corp., 4.000%, 11/1/40	132,338
137,651	Federal Home Loan Mortgage Corp., 4.000%, 11/1/40	134,798
86,112	Federal Home Loan Mortgage Corp., 4.000%, 1/1/41	84,327
11,933	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	11,627
22,374	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	21,413
15,498	Federal Home Loan Mortgage Corp., 4.500%, 8/1/34	15,541
51,512	Federal Home Loan Mortgage Corp., 4.500%, 5/1/40	51,751
26,587	Federal Home Loan Mortgage Corp., 4.500%, 7/1/40	26,710
50,472	Federal Home Loan Mortgage Corp., 4.500%, 5/1/41	50,706
11,358	Federal Home Loan Mortgage Corp., 5.000%, 11/1/34	11,579
10,608	Federal Home Loan Mortgage Corp., 5.000%, 8/1/37	10,815
2,689	Federal Home Loan Mortgage Corp., 5.000%, 5/1/39	2,728
6,653	Federal Home Loan Mortgage Corp., 5.000%, 12/1/39	6,751
23,009	Federal Home Loan Mortgage Corp., 5.000%, 10/1/49	22,976
202,347	Federal Home Loan Mortgage Corp., 5.000%, 12/1/49	203,355
96,451	Federal Home Loan Mortgage Corp., 5.000%, 10/1/52	98,691
199,353	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	198,224
399,575	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	397,331
100,000	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	99,590
7,115	Federal Home Loan Mortgage Corp., 5.500%, 11/1/34	7,380
194,841	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	199,331
3,852	Federal Home Loan Mortgage Corp., 6.000%, 1/1/38	4,005
8,035	Federal Home Loan Mortgage Corp., 6.000%, 10/1/38	8,351
3,546	Federal Home Loan Mortgage Corp., 6.500%, 10/1/33	3,721
29,974	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	31,116
197,692	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	210,375
899,343	Federal National Mortgage Association, 1.500%, 11/1/41	740,855
550,582	Federal National Mortgage Association, 1.500%, 1/1/42	453,553
368,062	Federal National Mortgage Association, 1.500%, 1/1/42	303,197
468,937	Federal National Mortgage Association, 1.500%, 2/1/42	386,293
186,280	Federal National Mortgage Association, 1.500%, 3/1/42	153,450
597,098	Federal National Mortgage Association, 2.000%, 10/1/51	497,631
188,781	Federal National Mortgage Association, 2.000%, 3/1/52	157,146
Pioneer Balanced ESG Fund |  | 4/30/2326

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,500,000	Federal National Mortgage Association, 2.000%, 5/1/53 (TBA)	$ 1,247,842
17,791	Federal National Mortgage Association, 2.500%, 3/1/43	15,677
13,296	Federal National Mortgage Association, 2.500%, 4/1/43	11,715
6,034	Federal National Mortgage Association, 2.500%, 8/1/43	5,317
13,436	Federal National Mortgage Association, 2.500%, 4/1/45	11,839
20,413	Federal National Mortgage Association, 2.500%, 4/1/45	17,987
9,923	Federal National Mortgage Association, 2.500%, 8/1/45	8,722
70,780	Federal National Mortgage Association, 2.500%, 9/1/50	62,320
77,330	Federal National Mortgage Association, 2.500%, 9/1/50	67,851
851,539	Federal National Mortgage Association, 2.500%, 5/1/51	749,735
271,456	Federal National Mortgage Association, 2.500%, 11/1/51	238,197
272,214	Federal National Mortgage Association, 2.500%, 12/1/51	237,415
644,156	Federal National Mortgage Association, 2.500%, 1/1/52	561,777
90,762	Federal National Mortgage Association, 2.500%, 2/1/52	79,549
1,326,492	Federal National Mortgage Association, 2.500%, 4/1/52	1,149,035
278,259	Federal National Mortgage Association, 2.500%, 4/1/52	242,931
190,561	Federal National Mortgage Association, 2.500%, 4/1/52	165,097
1,351,236	Federal National Mortgage Association, 2.500%, 4/1/52	1,170,678
190,859	Federal National Mortgage Association, 2.500%, 5/1/52	165,361
390,668	Federal National Mortgage Association, 2.500%, 6/1/52	338,490
674,810	Federal National Mortgage Association, 2.500%, 7/1/52	584,544
27Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
287,693	Federal National Mortgage Association, 2.500%, 8/1/52	$ 249,207
292,429	Federal National Mortgage Association, 2.500%, 10/1/52	253,310
600,000	Federal National Mortgage Association, 2.500%, 5/1/53 (TBA)	519,504
31,989	Federal National Mortgage Association, 3.000%, 10/1/30	30,721
10,336	Federal National Mortgage Association, 3.000%, 2/1/43	9,517
2,631	Federal National Mortgage Association, 3.000%, 5/1/46	2,413
4,548	Federal National Mortgage Association, 3.000%, 10/1/46	4,167
2,734	Federal National Mortgage Association, 3.000%, 1/1/47	2,504
85,832	Federal National Mortgage Association, 3.000%, 3/1/47	79,076
43,346	Federal National Mortgage Association, 3.000%, 4/1/47	39,886
443,987	Federal National Mortgage Association, 3.000%, 1/1/52	404,350
596,393	Federal National Mortgage Association, 3.000%, 3/1/52	545,144
1,200,000	Federal National Mortgage Association, 3.000%, 5/1/53 (TBA)	1,077,844
91,259	Federal National Mortgage Association, 3.000%, 2/1/57	81,188
5,616	Federal National Mortgage Association, 3.500%, 2/1/49	5,221
6,404	Federal National Mortgage Association, 3.500%, 4/1/49	5,954
151,966	Federal National Mortgage Association, 3.500%, 5/1/49	144,435
236,502	Federal National Mortgage Association, 3.500%, 5/1/49	225,549
20,218	Federal National Mortgage Association, 3.500%, 8/1/51	18,809
24,569	Federal National Mortgage Association, 3.500%, 4/1/52	22,841
82,137	Federal National Mortgage Association, 3.500%, 4/1/52	76,333
Pioneer Balanced ESG Fund |  | 4/30/2328

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
181,523	Federal National Mortgage Association, 3.500%, 4/1/52	$ 170,097
184,083	Federal National Mortgage Association, 3.500%, 5/1/52	172,151
100,000	Federal National Mortgage Association, 4.000%, 5/1/38 (TBA)	98,145
75,946	Federal National Mortgage Association, 4.000%, 10/1/40	75,228
111,292	Federal National Mortgage Association, 4.000%, 3/1/41	108,870
162,264	Federal National Mortgage Association, 4.000%, 6/1/42	158,782
49,919	Federal National Mortgage Association, 4.000%, 9/1/42	48,833
39,129	Federal National Mortgage Association, 4.000%, 11/1/50	37,596
18,570	Federal National Mortgage Association, 4.000%, 12/1/50	17,811
7,886	Federal National Mortgage Association, 4.000%, 1/1/51	7,556
12,124	Federal National Mortgage Association, 4.000%, 2/1/51	11,629
13,972	Federal National Mortgage Association, 4.000%, 4/1/51	13,402
29,201	Federal National Mortgage Association, 4.000%, 6/1/51	27,966
32,887	Federal National Mortgage Association, 4.000%, 7/1/51	31,521
79,202	Federal National Mortgage Association, 4.000%, 7/1/51	75,845
38,951	Federal National Mortgage Association, 4.000%, 7/1/56	37,354
69,546	Federal National Mortgage Association, 4.000%, 1/1/57	66,609
300,000	Federal National Mortgage Association, 4.500%, 5/1/38 (TBA)	297,949
101,862	Federal National Mortgage Association, 4.500%, 6/1/40	101,961
82,145	Federal National Mortgage Association, 4.500%, 4/1/41	82,959
108,223	Federal National Mortgage Association, 4.500%, 9/1/43	108,608
29Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
168,523	Federal National Mortgage Association, 4.500%, 12/1/43	$ 168,082
68,933	Federal National Mortgage Association, 4.500%, 1/1/44	69,179
868,524	Federal National Mortgage Association, 4.500%, 7/1/44	871,971
61,224	Federal National Mortgage Association, 4.500%, 8/1/47	61,342
50,871	Federal National Mortgage Association, 5.000%, 5/1/31	51,582
400,000	Federal National Mortgage Association, 5.000%, 5/1/38 (TBA)	401,541
9,595	Federal National Mortgage Association, 5.000%, 6/1/49	9,595
99,070	Federal National Mortgage Association, 5.000%, 10/1/50	99,747
291,433	Federal National Mortgage Association, 5.000%, 8/1/52	290,475
309,405	Federal National Mortgage Association, 5.000%, 8/1/52	307,751
100,000	Federal National Mortgage Association, 5.000%, 4/1/53	99,436
200,000	Federal National Mortgage Association, 5.000%, 5/1/53 (TBA)	198,852
2,140	Federal National Mortgage Association, 5.500%, 3/1/34	2,158
4,671	Federal National Mortgage Association, 5.500%, 12/1/34	4,748
24,990	Federal National Mortgage Association, 5.500%, 10/1/35	25,770
10,095	Federal National Mortgage Association, 5.500%, 12/1/35	10,460
12,092	Federal National Mortgage Association, 5.500%, 12/1/35	12,529
6,399	Federal National Mortgage Association, 5.500%, 5/1/37	6,630
66,511	Federal National Mortgage Association, 5.500%, 5/1/38	68,918
99,190	Federal National Mortgage Association, 5.500%, 4/1/50	101,475
196,929	Federal National Mortgage Association, 5.500%, 4/1/50	201,466
Pioneer Balanced ESG Fund |  | 4/30/2330

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,592	Federal National Mortgage Association, 5.500%, 1/1/53	$ 101,281
99,828	Federal National Mortgage Association, 5.500%, 2/1/53	101,522
100,000	Federal National Mortgage Association, 5.500%, 4/1/53	100,829
100,000	Federal National Mortgage Association, 5.500%, 4/1/53	100,829
1,800,000	Federal National Mortgage Association, 5.500%, 5/1/53 (TBA)	1,814,766
241	Federal National Mortgage Association, 6.000%, 9/1/29	250
755	Federal National Mortgage Association, 6.000%, 8/1/32	784
5,356	Federal National Mortgage Association, 6.000%, 12/1/33	5,458
4,818	Federal National Mortgage Association, 6.000%, 10/1/37	5,014
3,400	Federal National Mortgage Association, 6.000%, 12/1/37	3,533
49,464	Federal National Mortgage Association, 6.000%, 1/1/53	51,485
19,917	Federal National Mortgage Association, 6.000%, 1/1/53	20,560
98,580	Federal National Mortgage Association, 6.000%, 1/1/53	101,493
99,851	Federal National Mortgage Association, 6.000%, 3/1/53	101,869
100,000	Federal National Mortgage Association, 6.000%, 5/1/53	103,828
2,400,000	Federal National Mortgage Association, 6.000%, 5/15/53 (TBA)	2,445,000
4,557	Federal National Mortgage Association, 6.500%, 4/1/29	4,649
2,568	Federal National Mortgage Association, 6.500%, 7/1/29	2,651
7,424	Federal National Mortgage Association, 6.500%, 5/1/32	7,772
6,750	Federal National Mortgage Association, 6.500%, 9/1/32	7,081
3,050	Federal National Mortgage Association, 6.500%, 10/1/32	3,150
31Pioneer Balanced ESG Fund |  | 4/30/23

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
99,691	Federal National Mortgage Association, 6.500%, 3/1/53	$ 104,094
8,581	Federal National Mortgage Association, 7.000%, 1/1/36	8,959
700,000	Government National Mortgage Association, 2.500%, 5/15/53 (TBA)	618,447
900,000	Government National Mortgage Association, 3.000%, 5/15/53 (TBA)	821,250
400,000	Government National Mortgage Association, 3.500%, 5/15/53 (TBA)	375,469
500,000	Government National Mortgage Association, 5.000%, 5/15/53 (TBA)	497,754
300,000	Government National Mortgage Association, 5.500%, 5/15/53 (TBA)	302,016
500,000	Government National Mortgage Association, 6.000%, 5/15/53 (TBA)	507,422
67,325	Government National Mortgage Association I, 3.500%, 11/15/41	65,389
8,730	Government National Mortgage Association I, 3.500%, 10/15/42	8,478
110,791	Government National Mortgage Association I, 4.000%, 9/15/41	108,639
19,929	Government National Mortgage Association I, 4.000%, 4/15/45	19,542
32,547	Government National Mortgage Association I, 4.000%, 6/15/45	32,082
20,120	Government National Mortgage Association I, 4.500%, 5/15/39	20,365
4,751	Government National Mortgage Association I, 5.500%, 8/15/33	4,894
8,122	Government National Mortgage Association I, 5.500%, 9/15/33	8,281
5,106	Government National Mortgage Association I, 6.000%, 10/15/33	5,212
8,399	Government National Mortgage Association I, 6.000%, 9/15/34	8,578
22,301	Government National Mortgage Association I, 6.000%, 9/15/38	23,389
2,502	Government National Mortgage Association I, 6.500%, 10/15/28	2,567
5,666	Government National Mortgage Association I, 6.500%, 5/15/31	5,812
Pioneer Balanced ESG Fund |  | 4/30/2332

Schedule of Investments  |  4/30/23
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
5,435	Government National Mortgage Association I, 6.500%, 6/15/32	$ 5,581
8,458	Government National Mortgage Association I, 6.500%, 12/15/32	8,692
11,307	Government National Mortgage Association I, 6.500%, 5/15/33	11,597
111	Government National Mortgage Association I, 7.000%, 8/15/28	114
2,050	Government National Mortgage Association I, 8.000%, 2/15/30	2,048
686,167	Government National Mortgage Association II, 3.500%, 9/20/52	643,979
587,980	Government National Mortgage Association II, 4.000%, 9/20/52	565,244
27,047	Government National Mortgage Association II, 4.500%, 9/20/44	27,221
12,978	Government National Mortgage Association II, 4.500%, 10/20/44	13,069
25,961	Government National Mortgage Association II, 4.500%, 11/20/44	26,143
686,087	Government National Mortgage Association II, 4.500%, 9/20/52	673,096
10,305	Government National Mortgage Association II, 5.500%, 2/20/34	10,630
14,313	Government National Mortgage Association II, 6.500%, 11/20/28	14,663
836	Government National Mortgage Association II, 7.500%, 9/20/29	860
1,697,000	U.S. Treasury Bonds, 2.000%, 2/15/50	1,204,207
170,000	U.S. Treasury Bonds, 2.875%, 5/15/52	145,470
2,440,000	U.S. Treasury Bonds, 3.000%, 2/15/48	2,129,853
12,374,000	U.S. Treasury Bonds, 3.125%, 5/15/48	11,055,396
5,039,000	U.S. Treasury Notes, 1.125%, 2/15/31	4,280,197
2,500,000	U.S. Treasury Notes, 1.500%, 2/15/30	2,206,055
340,000	U.S. Treasury Notes, 2.625%, 5/31/27	327,516
250,000	U.S. Treasury Notes, 2.750%, 5/31/29	239,482
2,090,000	U.S. Treasury Notes, 2.875%, 5/15/32	2,000,359
850,000	U.S. Treasury Notes, 3.250%, 6/30/27	838,811
	Total U.S. Government and Agency Obligations (Cost $61,506,490)	$59,042,145

33Pioneer Balanced ESG Fund |  | 4/30/23

Shares		Value
	SHORT TERM INVESTMENTS — 3.7% of Net Assets
	Open-End Fund — 3.7%
14,978,451(k)	Dreyfus Government Cash Management, Institutional Shares, 4.76%	$ 14,978,451
		$14,978,451

	TOTAL SHORT TERM INVESTMENTS (Cost $14,978,451)	$14,978,451

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.6% (Cost $360,386,994)	$406,335,113
		Dividend Income	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
	Affiliated Issuer — 0.3%
	Closed-End Fund — 0.3% of Net Assets
115,672(l)	Pioneer ILS Interval Fund	$24,446	$—	$317	$ 975,116
	Total Closed-End Fund (Cost $1,166,789)				$975,116

	Total Investments in Affiliated Issuer — 0.3% (Cost $1,166,789)				$975,116

	OTHER ASSETS AND LIABILITIES — (0.9)%				$(3,453,775)
	net assets — 100.0%				$403,856,454

(A.D.R.)	American Depositary Receipts.
(G.D.R.)	Global Depositary Receipts.
(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
LIBOR	London Interbank Offered Rate.
REIT	Real Estate Investment Trust.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
SOFR30A	Secured Overnight Financing Rate 30 Day Average.
Pioneer Balanced ESG Fund |  | 4/30/2334

Schedule of Investments  |  4/30/23
(unaudited) (continued)
(144A)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At April 30, 2023, the value of these securities amounted to $50,545,112, or 12.5% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at April 30, 2023.
(b)	Non-income producing security.
(c)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at April 30, 2023.
(d)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(e)	Security is perpetual in nature and has no stated maturity date.
(f)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at April 30, 2023.
(g)	Consists of Revenue Bonds unless otherwise indicated.
(h)	Pre-refunded bonds have been collateralized by U.S. Treasury or U.S. Government Agency securities which are held in escrow to pay interest and principal on the tax exempt issue and to retire the bonds in full at the earliest refunding date.
(i)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(j)	Issued as participation notes.
(k)	Rate periodically changes. Rate disclosed is the 7-day yield at April 30, 2023.
(l)	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by the Adviser.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at April 30, 2023.
†	Amount rounds to less than 0.1%.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Bonanza Re	12/15/2020	$250,000	$212,875
Easton Re Pte	12/15/2020	250,000	243,700
Sector Re V	4/23/2019	68,252	49,032
Total Restricted Securities			$505,607
% of Net assets			0.1%
35Pioneer Balanced ESG Fund |  | 4/30/23

FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
71	U.S. 2 Year Note (CBT)	6/30/23	$14,515,974	$14,637,648	$121,674
111	U.S. 5 Year Note (CBT)	6/30/23	11,918,991	12,181,383	262,392
6	U.S. 10 Year Note (CBT)	6/21/23	666,344	691,219	24,875
36	U.S. Long Bond (CBT)	6/21/23	4,512,741	4,739,625	226,884
1	U.S. Ultra Bond (CBT)	6/21/23	139,565	141,406	1,841
			$31,753,615	$32,391,281	$637,666
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
10	U.S. 10 Year Ultra Note (CBT)	6/21/23	$(1,169,641)	$(1,214,531)	$(44,890)
TOTAL FUTURES CONTRACTS			$30,583,974	$31,176,750	$592,776
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
Pioneer Balanced ESG Fund |  | 4/30/2336

Schedule of Investments  |  4/30/23
(unaudited) (continued)
The following is a summary of the inputs used as of April 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$—	$536,386	$—	$536,386
Common Stocks	247,206,487	—	—	247,206,487
Asset Backed Securities	—	8,191,297	—	8,191,297
Collateralized Mortgage Obligations	—	13,737,745	—	13,737,745
Commercial Mortgage-Backed Securities	—	7,231,221	—	7,231,221
Convertible Corporate Bonds	—	6,597,130	—	6,597,130
Corporate Bonds	—	45,068,582	—	45,068,582
Convertible Preferred Stock	673,953	—	—	673,953
Municipal Bonds	—	474,511	—	474,511
Preferred Stock	1,887,702	—	—	1,887,702
Insurance-Linked Securities
Reinsurance Sidecars
Multiperil – Worldwide	—	—	49,032	49,032
All Other Insurance-Linked Securities	—	456,575	—	456,575
Foreign Government Bond	—	203,896	—	203,896
U.S. Government and Agency Obligations	—	59,042,145	—	59,042,145
Open-End Fund	14,978,451	—	—	14,978,451
Affiliated Closed-End Fund	975,116	—	—	975,116
Total Investments in Securities	$265,721,709	$141,539,488	$49,032	$407,310,229
Other Financial Instruments
Net unrealized appreciation on futures contracts	$592,776	$—	$—	$592,776
Total Other Financial Instruments	$592,776	$—	$—	$592,776
During the period ended April 30, 2023, there were no significant transfers in or out of Level 3.
37Pioneer Balanced ESG Fund |  | 4/30/23